Issuances of equity securities (Details) - CHF (SFr)	Jun. 30, 2024	Dec. 31, 2023
Issued capital	SFr 3,668,259	SFr 3,635,000
Number of shares issued and fully paid (in shares)	36,682,587
Treasury share reserve
Number of shares outstanding (in shares)	3,500,000